Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2022
Entity Registrant Name	ADVISER MANAGED TRUST
Entity Central Index Key	0001502608
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 28, 2022
Document Effective Date	Nov. 30, 2022
Prospectus Date	Nov. 30, 2022
Diversified Equity Fund | Diversified Equity Fund
Prospectus:
Trading Symbol	DAACX
Core Fixed Income Fund | Core Fixed Income Fund
Prospectus:
Trading Symbol	AAEYX
Enhanced Fixed Income Fund | Enhanced Fixed Income Fund
Prospectus:
Trading Symbol	AAEZX